Merlyn.AI Bull-Rider Bear-Fighter ETF
Schedule of Investments
December 31, 2021 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 99.9%
92,143	Invesco Dynamic Large Cap Growth ETF	$7,442,390
42,580	iShares Russell Top 200 Growth ETF	7,381,243
132,375	iShares U.S. Broker-Dealers & Securities Exchanges ETF	14,587,725
45,203	Schwab U.S. Large-Cap Growth ETF (a)	7,401,991
119,987	SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	7,208,819
154,510	SPDR Portfolio S&P 500 Growth ETF	11,197,340
279,331	SPDR S&P Insurance ETF (a)	11,276,593
115,638	VanEck High Yield Muni ETF	7,219,280
		73,715,381
	TOTAL INVESTMENT COMPANIES (Cost $72,295,332)	73,715,381

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.5%
4,789,950	First American Government Obligations Fund - Class X, 0.03% (b)	4,789,950
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $4,789,950)	4,789,950

MONEY MARKET FUNDS - 0.5%
385,288	First American Government Obligations Fund - Class X, 0.03% (b)	385,288
	TOTAL MONEY MARKET FUNDS (Cost $385,288)	385,288

	TOTAL INVESTMENTS (Cost $77,470,570) - 106.9%	78,890,619
	Other Liabilities in Excess of Assets - (6.9%)	(5,058,875)
	TOTAL NET ASSETS - 100.0%	$73,831,744

Percentages are stated as a percent of net assets.

(a)	This security or a portion of this security was out on loan as of December 31, 2021. Total loaned securities had a market value of $4,660,629 as of December 31, 2021.
(b)	Rate shown is the 7-day effective yield.

Merlyn.AI Tactical Growth and Income ETF
Schedule of Investments
December 31, 2021 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 100.0%
24,069	First Trust Rising Dividend Achievers ETF	$1,246,533
133,941	Invesco National AMT-Free Municipal Bond ETF	3,631,141
7,051	iShares Russell Top 200 Growth ETF	1,222,291
58,002	iShares US Regional Banks ETF	3,582,204
80,713	SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	4,849,237
70,143	SPDR Nuveen Bloomberg Municipal Bond ETF	3,628,497
16,823	SPDR Portfolio S&P 500 Growth ETF	1,219,163
77,550	VanEck High Yield Muni ETF	4,841,446
	TOTAL INVESTMENT COMPANIES (Cost $24,150,363)	24,220,512

MONEY MARKET FUNDS - 0.8%
200,389	First American Government Obligations Fund - Class X, 0.03% (a)	200,389
	TOTAL MONEY MARKET FUNDS (Cost $200,389)	200,389

	TOTAL INVESTMENTS (Cost $24,350,752) - 100.8%	24,420,901
	Other Liabilities in Excess of Assets - (0.8%)	(201,887)
	TOTAL NET ASSETS - 100.0%	$24,219,014

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day effective yield.

Merlyn.AI SectorSurfer Momentum ETF
Schedule of Investments
December 31, 2021 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 99.6%
675,929	First Trust NASDAQ Cybersecurity ETF	$35,682,292
377,600	Invesco KBW Bank ETF	25,616,384
364,388	iShares Morningstar Mid-Cap Growth ETF	26,687,777
228,900	iShares Russell Mid-Cap Growth ETF	26,373,858
135,725	iShares U.S. Financial Services ETF	26,205,783
375,173	SPDR S&P Retail ETF	33,874,370
	TOTAL INVESTMENT COMPANIES (Cost $175,600,782)	174,440,464

MONEY MARKET FUNDS - 0.8%
1,418,222	First American Government Obligations Fund - Class X, 0.03% (a)	1,418,222
	TOTAL MONEY MARKET FUNDS (Cost $1,418,222)	1,418,222

	TOTAL INVESTMENTS (Cost $177,019,004) - 100.4%	175,858,686
	Other Liabilities in Excess of Assets - (0.4%)	(638,087)
	TOTAL NET ASSETS - 100.0%	$175,220,599

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day effective yield.

Merlyn.AI Best-of-Breed Core Momentum ETF
Schedule of Investments
December 31, 2021 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 101.5%
81,733	Energy Select Sector SPDR Fund	$4,536,181
55,590	iShares S&P 500 Growth ETF	4,651,216
8,487	SPDR S&P 500 ETF Trust	4,030,986
	TOTAL INVESTMENT COMPANIES (Cost $12,948,379)	13,218,383

MONEY MARKET FUNDS - 0.7%
97,837	First American Government Obligations Fund - Class X, 0.03% (a)	97,837
	TOTAL MONEY MARKET FUNDS (Cost $97,837)	97,837

	TOTAL INVESTMENTS (Cost $13,046,216) - 102.2%	13,316,220
	Other Liabilities in Excess of Assets - (2.2%)	(289,259)
	TOTAL NET ASSETS - 100.0%	$13,026,961

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day effective yield.

MERLYN.AI

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If on a particular day an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2021, the Funds did not hold “fair valued” securities.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of each Fund’s investments as of December 31, 2021:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Merlyn.AI Bull-Rider Bear-Fighter ETF
Assets*
Investment Companies	$73,715,381	$-	$-	$73,715,381
Investments purchased with Proceeds from Securites Lending	3,536,800	-	-	3,536,800
Money Market Funds	385,288	-	-	385,288
Total Investments in Securities	$77,637,469	$-	$-	$77,637,469

Merlyn.AI Tactical Growth and Income ETF
Assets*
Investment Companies	$24,220,512	$-	$-	$24,220,512
Money Market Funds	200,389	-	-	200,389
Total Investments in Securities	$24,420,901	$-	$-	$24,420,901

Merlyn.AI SectorSurfer Momentum ETF
Assets*
Investment Companies	$174,440,464	$-	$-	$174,440,464
Money Market Funds	1,418,222	-	-	1,418,222
Total Investments in Securities	$175,858,686	$-	$-	$175,858,686

Merlyn.AI Best-of-Breed Core Momentum ETF
Assets*
Investment Companies	$13,218,383	$-	$-	$13,218,383
Money Market Funds	97,837	-	-	97,837
Total Investments in Securities	$13,316,220	$-	$-	$13,316,220

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended December 31, 2021, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.